Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Total	$ 6,833,937	$ 11,551,831	$ 11,118,188
DC Chargers [Member]
Inventory [Line Items]
Total	6,181,368	9,248,398	7,687,598
AC Chargers [Member]
Inventory [Line Items]
Total	220,720	123,247	232,920
Vehicles – School Buses [Member]
Inventory [Line Items]
Total		1,620,000	3,180,000
Others [Member]
Inventory [Line Items]
Total		$ 560,186	$ 17,670